Contract Liabilities (Details) - Schedule of Contract Liabilities - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Contract Liabilities [Abstract]
Beginning balance	$ 165,534	$ 77,366
Prepayments from customers	49,876	99,746
Revenue recognized	(19,435)	(5,406)
Exchange rate difference	(8,310)	(6,172)
Ending balance	$ 187,665	$ 165,534